Vessels	9 Months Ended
Sep. 30, 2014
Notes to Financial Statements
Vessels
5.	Vessels

We took delivery of the SBI Cakewalk on August 26, 2014 and SBI Charleston on September 26, 2014. These vessels have an aggregate carrying value of $66,653 which is net of accumulated depreciation of $117 as of September 30, 2014.

Owned vessels

Vessel Name	Year Built	DWT	Vessel Type
SBI Cakewalk	2014	82,000	Kamsarmax
SBI Charleston	2014	82,000	Kamsarmax
Total DWT		164,000